10. SEGMENTS	12 Months Ended
Mar. 31, 2016
Segment Reporting [Abstract]
SEGMENTS

We operate our businesses principally through two reportable segments: Aethlon, which represents our therapeutic business activities, and ESI, which represents our diagnostic business activities. Our reportable segments have been determined based on the nature of the potential products being developed. We record discrete financial information for ESI and our chief operating decision maker reviews ESI’s operating results in order to make decisions about resources to be allocated to the ESI segment and to assess its performance.

Aethlon’s revenue is generated primarily from government contracts to date and ESI does not yet have any revenues. We have not included any allocation of corporate overhead to the ESI segment.

The following tables set forth certain information regarding our segments:

	Fiscal Years Ended March 31,
	2016	2015
Revenues:
Aethlon	$886,572	$762,417
ESI	–	–
Total Revenues	$886,572	$762,417

Operating Losses:
Aethlon	$(3,953,402)	$(3,081,169)
ESI	(431,432)	(911,684)
Total Operating Loss	$(4,384,834)	$(3,992,853)

Net Losses:
Aethlon	$(4,527,184)	$(6,067,810)
ESI	(431,432)	(911,684)
Net Loss Before Non-Controlling Interests	$(4,958,616)	$(6,979,494)

Cash:
Aethlon	$2,114,285	$721,689
ESI	9,452	133,907
Total Cash	$2,123,737	$855,596

Total Assets:
Aethlon	$2,503,327	$1,159,910
ESI	53,430	220,678
Total Assets	$2,556,757	$1,380,588

Capital Expenditures:
Aethlon	$9,307	$–
ESI	–	–
Capital Expenditures	$9,307	$–

Depreciation and Amortization:
Aethlon	$18,943	$17,770
ESI	19,581	19,582
Total Depreciation and Amortization	$38,524	$37,352

Interest Expense:
Aethlon	$573,782	$349,923
ESI	–	–
Total Interest Expense	$573,782	$349,923